Key management personnel disclosures - Compensation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Short-term employee benefits	$ 8,137,249	$ 7,967,322
Post-employment benefits	86,515	66,830
Share-based payments	21,571,999	13,905,489
Total KMP compensation	$ 29,795,763	$ 21,939,641